Schedule of Investments
April 30, 2025 (unaudited)
Wisdom Short Term Government Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Government-Sponsored Enterprise Debt - 18.41%

FHLMC Multifamily Structured Pass Through Certs. Series KC02 Class A2, 3.37%, due 7/25/25	240,855	239,872
FHLMC Multifamily Structured Pass Through Certs. Series KG01 Class A7, 2.875%, due 4/25/26	1,000,000	987,411
Fanniemae-Aces Series 2016-M4 Class A2, 2.576%, due 3/25/26	993,221	978,220
Fanniemae-Aces Series 2017-M1 Class A2, 2.50%, due 10/25/26	1,039,557	1,013,222
Fanniemae-Aces Series 2017-M3 Class A2, 2.55%, due 12/25/26	496,934	484,103
Federal Home Loan Mortgage Corp. Series K058 Class A2, 2.653%, due 8/25/26	1,000,000	980,448
Federal Home Loan Mortgage Corp. Aeries KF60 Class A, 4.9572%, due 2/25/26	1,103,048	1,103,357
Federal National Mortgage Association Series AN2351, 2.150%, due 9/1/26	1,000,000	971,404
Federal National Mortgage Association Series 2016-M10 Class FA, 5.0742%, due 10/15/31	2,595,286	2,582,771

Total Government-Sponsored Enterprise Debt	(Cost $ 9,338,100)	9,340,808

United States Treasury Bonds - 80.86%

Treasury Bill, 0.40%, due 5/1/25 (3)	10,500,000	10,500,000
Treasury Bill, 0.70%, due 5/29/25 (3)	5,500,000	5,481,966
Treasury Bill, 0.40%, due 6/3/25 (3)	4,600,000	4,582,205
Treasury Bill, 0.60%, due 6/24/25 (3)	2,300,000	2,285,424
Treasury Bill, 0.70%, due 6/26/25 (3)	1,750,000	1,738,465
Treasury Bill, 1.10%, due 7/29/25 (3)	2,300,000	2,276,145
Treasury Bill, 1.20%, due 7/31/25 (3)	2,800,000	2,770,344
Treasury Bill, 1.40%, due 8/26/25 (3)	2,300,000	2,268,755
Treasury Bill, 1.40%, due 6/10/25 (3)	2,300,000	2,289,219
Treasury Bill, 2.10%, due 6/20/25 (3)	4,600,000	4,573,071
Treasury Bill, 0.25%, due 8/31/25	2,300,000	2,269,154

Total United States Treasury Bonds	(Cost $ 40,847,765)	41,034,748

Short-Term Investment - 0.39%

Federated Hermes Government Obligations Institutional Funds - 4.2% (2)	198,710	198,710

Total Short-Term Investment	(Cost $ 198,710)	198,710

Total Investments - 99.66%	(Cost $ 50,384,575)	50,574,266

Other Assets Less Liabilities - 0.34%		174,637

Total Net Assets - 100.00%		50,748,903

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$198,710	$-
Level 2 - Other Significant Observable Inputs	$50,375,556	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$50,574,266	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) The rate shown represents the yield at April 30, 2025.
(3) The rate shown represents the estimated yield at April 30, 2025.